Related Party Transactions (Details) (USD $)	6 Months Ended		12 Months Ended						6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			60 Months Ended			60 Months Ended		6 Months Ended		1 Months Ended					1 Months Ended			6 Months Ended	12 Months Ended							6 Months Ended		12 Months Ended			5 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 Dealertrack	Dec. 31, 2013 Dealertrack	Dec. 31, 2012 Dealertrack	Jun. 30, 2014 Dealertrack Cost of revenue	Jun. 30, 2013 Dealertrack Cost of revenue	Dec. 31, 2013 Dealertrack Cost of revenue	Dec. 31, 2012 Dealertrack Cost of revenue	Dec. 31, 2011 Dealertrack Cost of revenue	Jun. 30, 2014 Dealertrack Sales and marketing	Jun. 30, 2013 Dealertrack Sales and marketing	Dec. 31, 2013 Dealertrack Sales and marketing	Dec. 31, 2012 Dealertrack Sales and marketing	Dec. 31, 2011 Dealertrack Sales and marketing	Dec. 31, 2011 Executives	Jun. 30, 2014 Executives	Dec. 31, 2013 Executives	Dec. 31, 2011 Executives Minimum	Dec. 31, 2011 Executives Maximum	Jun. 30, 2013 Executives Sales and marketing	Dec. 31, 2013 Executives Sales and marketing	Sep. 30, 2010 Former employee	Oct. 31, 2012 Former executive item	Dec. 31, 2012 Former executive	Oct. 31, 2012 Former executive Note receivable, due August 2013	Oct. 31, 2012 Former executive Note receivable, due August 2014	Jun. 30, 2014 Employee	Jun. 30, 2014 Marketing Firm with Related Officer	Dec. 31, 2013 Marketing Firm with Related Officer	Jun. 30, 2014 Marketing Firm with Related Officer Sales and marketing	Dec. 31, 2013 Marketing Firm with Related Officer Sales and marketing	Dec. 31, 2013 CEO	Dec. 31, 2012 CEO	Dec. 31, 2011 CEO	Jun. 30, 2014 USAA	Dec. 31, 2013 USAA	Dec. 31, 2012 USAA	Jun. 30, 2014 USAA Sales and marketing	Jun. 30, 2013 USAA Sales and marketing	Dec. 31, 2013 USAA Sales and marketing	Dec. 31, 2012 USAA Sales and marketing	Dec. 31, 2011 USAA Sales and marketing	May 31, 2012 AutoNation and its dealership affiliates	Dec. 31, 2011 AutoNation and its dealership affiliates
Related Party Transactions
Costs under related party agreements									$ 400,000	$ 1,200,000	$ 2,000,000	$ 1,700,000	$ 800,000	$ 0	$ 200,000	$ 300,000	$ 600,000	$ 100,000						$ 1,600,000										$ 1,600,000	$ 1,100,000							$ 6,200,000	$ 3,200,000	$ 8,800,000	$ 3,400,000	$ 2,600,000
Payable to related party	1,307,000		1,161,000	622,000				200,000																															1,100,000	1,200,000	500,000
Amounts due to related party						0	0													200,000	300,000				1,100,000							200,000	300,000
Number of notes outstanding																											2
Notes issued to related parties																			4,100,000							200,000
Cash exchanged for notes receivable																			2,900,000
Common stock exchanged for notes receivable																			1,200,000
Interest rate on notes receivable																						1.20%	6.00%			0.50%					3.50%
Notes receivable from related party																				300,000								200,000	100,000	100,000
Period over which principal and accrued interests will be due and payable following the termination as a service provider to the Company																											45 days
Amount advanced to employee																															60,000
Employee advance outstanding																															60,000
Prepaid expenses	6,866,000		3,550,000	1,602,000																												1,900,000	0
Personal expenses paid																																				100,000	400,000	100,000
Amounts receivable																																				400,000	300,000
Shares of common stock repurchased																																				112,422	130,080
Repurchase price (in dollars per share)																																				$ 8.90	$ 8.00
Receivable from related party	812,000		431,000	619,000																																			800,000	400,000	600,000
Revenue from related party	$ 0	$ 0	$ 0	$ 1,431,000	$ 1,314,000																																										$ 1,400,000	$ 1,300,000